Statements of Stockholders' Equity (unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Additional Paid-in Capital - Warrants	Additional Paid-in Capital - Options	Accumulated Deficit
Balance, shares at Dec. 31, 2020		95,651,644
Balance, amount at Dec. 31, 2020	$ 191,235	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ (4,787,392)
Shares issued for services, shares		1,375,779
Shares issued for services, amount	557,190	$ 1,376	555,814	0	0	0
Shares issued for cash, shares		6,465,018
Shares issued for cash, amount	2,054,028	$ 6,465	2,047,563	0	0	0
Net Income (Loss)	(1,745,273)	$ 0	0	0	0	(1,745,273)
Stock based compensation	0
Balance, shares at Dec. 31, 2021		103,492,441
Balance, amount at Dec. 31, 2021	1,057,180	$ 103,493	6,925,724	369,115	191,513	(6,532,665)
Net Income (Loss)	294,875	$ 0	0	0	0	294,875
Shares issued for cash, shares		1,600,000
Shares issued for cash, amount	334,000	$ 1,600	332,400	0	0	0
Stock based compensation	0
Balance, shares at Mar. 31, 2022		105,092,441
Balance, amount at Mar. 31, 2022	1,686,055	$ 105,093	7,258,124	369,115	191,513	(6,237,790)
Balance, shares at Dec. 31, 2021		103,492,441
Balance, amount at Dec. 31, 2021	1,057,180	$ 103,493	6,925,724	369,115	191,513	(6,532,665)
Shares issued for cash, shares		10,200,000
Shares issued for cash, amount	1,656,000	$ 10,200	1,645,800	0	0	0
Net Income (Loss)	(1,423,524)	0	0	0	0	(1,423,524)
Stock based compensation	696,397	$ 0	0	0	696,397	0
Balance, shares at Dec. 31, 2022		113,692,441
Balance, amount at Dec. 31, 2022	1,986,053	$ 113,693	8,571,524	369,115	887,910	(7,956,189)
Net Income (Loss)	(268,176)	$ 0	0	0	0	(268,176)
Shares issued for cash, shares		2,200,000
Shares issued for cash, amount	235,400	$ 2,200	233,200	0	0	0
Stock based compensation	69,337	$ 0	0	0	69,337	0
Balance, shares at Mar. 31, 2023		115,892,441
Balance, amount at Mar. 31, 2023	$ 2,022,614	$ 115,893	$ 8,804,724	$ 369,115	$ 957,247	$ (8,224,365)